[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]
MARGUERITE C. BATEMAN
DIRECT LINE: 202.383.0107
E-mail: marguerite.bateman@sablaw.com
March 27, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MLIG Variable Insurance Trust
File No. 811-21038
Commissioners:
          On behalf of MLIG Variable Insurance Trust (the “Trust”), attached for filing with the Securities and Exchange Commission pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of the preliminary solicitation materials requesting voting instructions from owners of variable annuity contracts indirectly invested in the twenty-four investment portfolios of the Trust, with respect to the election of trustees and the amendment of certain of the Trust’s fundamental investment restrictions.
          If you have any questions or comments, please call the undersigned at the above number or Cynthia Beyea at (202) 383-0472.

Sincerely,
/s/ Marguerite C. Bateman
Marguerite C. Bateman

Attachment

cc:	Barry Skolnick, Esq.